DEBT - CONTRACTUAL COMMITMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Finance Leases
2021	$ 54,992
2022	6,004
2023	4,622
2024	5,279
2025	3,396
Thereafter	2,324
Total future lease payments	76,617
Less: Interest component	(2,458)
Total lease liability	74,159	$ 35,400
NJR
Finance Leases
2021	54,992
2022	6,004
2023	4,622
2024	5,279
2025	3,396
Thereafter	2,324
Total future lease payments	76,617
Less: Interest component	(2,458)
Total lease liability	74,159
Clean Energy Ventures
Sale Leaseback Transaction, Net Book Value [Abstract]
2021	12,928
2022	12,926
2023	13,003
2024	12,904
2025	8,985
Thereafter	47,268
Subtotal	108,014
Less: Interest component	(23,052)
Total	$ 84,962